Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents
Federal deposit insurance			1,988,139	0
Accounts receivable	$ 123,286		37,243
Allowance for accounts receivable
Inventory reserves
Cost of goods sold	135,532	$ 42,562	274,707	14,580
Sales taxes			5,132	1,205
Research and development costs	183,823	115,918	460,991	347,885
Advertising expenses			$ 84,317	27,939
Minimum percentage of income tax benefit			50.00%
Unrecognized tax benefit
Shipping and Handling [Member]
Cost of goods sold			10,366	$ 3,884
Maximum [Member]
Federal deposit insurance			$ 250,000